Consolidated Statements of Shareholders' Equity (Parentheticals) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement Of Stockholders Equity [Abstract]
Dividends distributed in cash (in dollars)	0.14	0.12	0.12